January 24, 2008 Prospectus SUPPLEMENT

ING USA Annuity and Life Insurance Company ReliaStar Life Insurance Company of New York

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

SUBSTITUTION NOTICE

The above-named companies filed an application with the Securities and Exchange Commission for an order permitting the following fund substitution:

Replaced Fund	Substitute Fund

ProFunds VP Small-Cap	ING Russell Small Cap Index Portfolio –
Service Class

Subaccounts of the following separate accounts invest in the Replaced Fund:

Separate Account B of ING USA Annuity and Life	ReliaStar Life Insurance Company of New York Separate
Insurance Company	Account NY-B

Important information about the proposed substitution:
·	Prior to the effective date of this substitution and for 30 days thereafter, we will not impose restrictions or fees on transfers from the Replaced Fund (other than restrictions related to frequent or disruptive transfers).

·	On the effective date of this substitution, all amounts you have allocated to the subaccount investing in the Replaced Fund will automatically be reallocated to the corresponding Substitute Fund.
Thereafter, all future allocations directed to the subaccount that invested in the Replaced Fund will be automatically allocated to the Substitute Fund.

·	You will not incur any fees or charges, or any tax liability, because of the substitution, and your account value immediately before this substitution will equal your account value immediately after this substitution.

·	The total expenses of the Substitute Fund are less than those of the Replaced Fund.

·	The investment objective and policies are the same for the Substitute Fund and the Replaced Fund.

·	Prior to the effective date of this substitution, you will receive another notice: indicating the effective date of this substitution; providing further details about the Substitute Fund; and reiterating your rights related to the substitution.

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